Organization and Principal Activities - Other information (Details) $ / shares in Units, ¥ in Thousands, $ in Millions				12 Months Ended
	Apr. 03, 2019 CNY (¥) shares	Apr. 03, 2019 USD ($) $ / shares shares	Oct. 04, 2018 CNY (¥) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 $ / shares	May 11, 2018 $ / shares shares
Investments In And Advances To Affiliates [Line Items]
Total authorized share capital				1,000,000,000			100
Par value | $ / shares						$ 0.000000001	$ 0.01
Outstanding shares				363,572,659
Subscription receivable received | ¥				¥ 558,996
Amount due to related parties | ¥				574,859	¥ 18,097
Founding shareholders and the institutional investors
Investments In And Advances To Affiliates [Line Items]
Subscription amount | ¥			¥ 558,996
Subscribed shares			319,406,660
Hangzhou Ruhnn
Investments In And Advances To Affiliates [Line Items]
Subscription receivable received | ¥			¥ 558,996
Amount due to related parties | ¥				¥ 559,869
Maximum period for restructuring agreements			3 months
IPO
Investments In And Advances To Affiliates [Line Items]
Outstanding shares							100
IPO | ADS
Investments In And Advances To Affiliates [Line Items]
Total offering (in shares)	10,000,000.0	10,000,000.0
Share price | $ / shares		$ 12.5
Total offering size	¥ 838,900	$ 125.0
Net proceeds from issue of ADS	¥ 781,200	$ 116.3
IPO | Class A Ordinary Shares
Investments In And Advances To Affiliates [Line Items]
Total offering (in shares)	50,000,000.0	50,000,000.0
Yihan Technology | Founding shareholders
Investments In And Advances To Affiliates [Line Items]
Percentage of equity interest transferred			1.00%
Yihan Technology | Hangzhou Xinghui Corporate Management Consulting Co., Ltd
Investments In And Advances To Affiliates [Line Items]
Percentage of equity interest transferred			99.00%